SIIT Dynamic Asset Allocation Fund (Prospectus Summary): | SIIT Dynamic Asset Allocation Fund
Dynamic Asset Allocation Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

Dynamic Asset Allocation Fund
Long Duration Corporate Bond Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated April 24, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the secondary benchmark indices for the Dynamic Asset Allocation Fund and the voluntary fee waiver disclosure for the Dynamic Asset Allocation and Long Duration Corporate Bond Funds.

Change in Secondary Benchmark Indices for the Dynamic Asset Allocation Fund

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2011)," in the Fund Summary for the Dynamic Asset Allocation Fund, the paragraphs and performance table are hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 80/10/10 Blended Benchmark, which consists of the S&P 500 Index (80%), the iBoxx $ Liquid High Yield Index (10%) and the J.P. Morgan EMBI Global Core Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns SIIT Dynamic Asset Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT Dynamic Asset Allocation Fund - Class A	Return Before Taxes	2.58%	7.58%	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund - Class A After Taxes on Distributions	Return After Taxes on Distributions	1.50%	6.48%	Jul. 30, 2010
SIIT Dynamic Asset Allocation Fund - Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.26%	6.08%	Jul. 30, 2010
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	2.11%	12.14%	Jul. 30, 2010
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.71%	10.45%	Jul. 30, 2010

There are no other changes in the secondary benchmark indices of the Dynamic Asset Allocation Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-800 (7/12)